Other reserves	6 Months Ended
Jun. 30, 2019
Other reserves [abstract]
Other reserves
13. Other reserves
	As at	As at
	30.06.19	31.12.18
	£m	£m
Currency translation reserve	4,159	3,927
Fair value through other comprehensive income reserve	61	(298)
Cash flow hedging reserve	489	(123)
Own credit reserve	(77)	(121)
Other reserves	(24)	(24)
Total	4,608	3,361

Currency translation reserve

The currency translation reserve represents the cumulative gains and losses on the retranslation of Barclays Bank Group’s net investment in foreign operations, net of the effects of hedging.

As at 30 June 2019, there was a credit balance of £4,159m (December 2018: £3,927m credit) in the currency translation reserve. The £232m credit movement principally reflected the strengthening of period end USD against GBP.

Fair value through other comprehensive income reserve

The fair value through other comprehensive income reserve represents the unrealised change in the fair value through other comprehensive income investments since initial recognition.

As at 30 June 2019, there was a credit balance of £61m (December 2018: £298m debit) in the fair value through other comprehensive income reserve. The gain of £359m is principally reflected by a £679m gain from the increase in fair value of bonds due to decreasing bond yields, partially offset by £200m of net gains transferred to net profit and a tax charge of £120m.

Cash flow hedging reserve

The cash flow hedging reserve represents the cumulative gains and losses on effective cash flow hedging instruments that will be recycled to the income statement when the hedged transactions affect profit or loss.

As at 30 June 2019, there was a credit balance of £489m (December 2018: £123m debit) in the cash flow hedging reserve. The increase of £612m principally reflected a £844m increase in the fair value of interest rate swaps held for hedging purposes as interest rate curves decreased partially offset by £31m of gains transferred to net profit and a tax charge of £204m.

Own credit reserve

The own credit reserve reflects the cumulative own credit gains and losses on financial liabilities at fair value. Amounts in the own credit reserve are not recycled to profit or loss in future periods.

As at 30 June 2019, there was a debit balance of £77m (December 2018: £121m debit) in the own credit reserve. The movement of £44m is principally reflected by a £68m gain from the widening of Barclays’ funding spreads offset by tax of £24m.

Other reserves

As at 30 June 2019, there was a debit balance of £24m (December 2018: £24m debit) in other reserves relating to redeemed ordinary and preference shares issued by Barclays Bank Group.